Cash Flow Reconciliations (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Reconciliations
Schedule of reconciliation of borrowings arising from financing activities

				Deferred
			Non-cash	financing
	Opening balance	Cash flows	items	costs, assets	Total
Borrowings outstanding as of January 1, 2018	1,541,836	—	—	—	1,541,836
Borrowings drawdowns (Note 7)	—	25,940	—	—	25,940
Borrowings repayments (Note 7)	—	(209,336)	—	—	(209,336)
Additions in deferred loan issuance costs	—	(153)	—	50	(103)
Amortization of deferred loan issuance costs (Note 13)	—	—	7,463	—	7,463
Borrowings outstanding as of December 31, 2018	1,541,836	(183,549)	7,463	50	1,365,800
Borrowings outstanding as of January 1, 2019	1,365,800	—	—	—	1,365,800
Borrowings drawdowns (Note 7)	—	445,000	—	—	445,000
Borrowings repayments (Note 7)	—	(465,195)	—	—	(465,195)
Additions in deferred loan issuance costs	—	(6,173)	(164)	(50)	(6,387)
Amortization of deferred loan issuance costs (Note 13)	—	—	6,806	—	6,806
Borrowings outstanding as of December 31, 2019	1,365,800	(26,368)	6,642	(50)	1,346,024

Schedule of reconciliation of derivatives arising from financing activities

		Non-cash
	Opening balance	items	Total
Net derivative assets as of January 1, 2018	6,346	—	6,346
Unrealized loss on interest rate swaps held for trading (Note 18)	—	(833)	(833)
Unrealized loss on forward foreign exchange contracts held for trading (Note 18)	—	(578)	(578)
Net derivative assets as of December 31, 2018	6,346	(1,411)	4,935

Net derivative assets as of January 1, 2019	4,935	—	4,935
Unrealized loss on interest rate swaps held for trading (Note 18)	—	(14,381)	(14,381)
Unrealized gain on forward foreign exchange contracts held for trading (Note 18)	—	523	523
Net derivative assets/(liabilities) as of December 31, 2019	4,935	(13,858)	(8,923)

Schedule of reconciliation of vessels arising from investing activities

			Non-cash
	Opening balance	Cash flows	items	Total
Vessels as of January 1, 2018	2,563,122	—	—	2,563,122
Additions (Note 3)	—	24,177	9,568	33,745
Depreciation expense (Note 3)	—	—	(87,584)	(87,584)
Vessels as of December 31, 2018	2,563,122	24,177	(78,016)	2,509,283
Vessels as of January 1, 2019	2,509,283	—	—	2,509,283
Additions (Note 3)	—	13,940	(1,181)	12,759
Return of capital expenditures (Note 3)	—	(7,465)	(542)	(8,007)
Depreciation expense (Note 3)	—	—	(88,757)	(88,757)
Impairment loss (Note 3)	—	—	(138,848)	(138,848)
Vessels as of December 31, 2019	2,509,283	6,475	(229,328)	2,286,430

Schedule of reconciliation of lease liabilities arising from financing activities

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2019	1,393	—	—	1,393
Lease expense (Note 4)	—	—	56	56
Payments for interest	—	(54)	—	(54)
Payments for lease liabilities	—	(491)	(18)	(509)
Lease liabilities as of December 31, 2019	1,393	(545)	38	886

Schedule of reconciliation of equity offerings arising from financing activities

		Non-cash
	Cash flows	items	Total
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions) (Note 6)	62,516	—	62,516
Proceeds from public offering of preference units (net of underwriting discounts and commissions) (Note 6)	208,394	—	208,394
Equity offering costs	(915)	(703)	(1,618)
Payments for IDRs modification (including fees)	(25,002)	—	(25,002)
Net proceeds from equity offerings in the year ended December 31, 2018	244,993	(703)	244,290
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions) (Note 6)	1,996	—	1,996
Equity related costs	(1,670)	1,053	(617)
Net proceeds from equity offerings/modifications in the year ended December 31, 2019	326	1,053	1,379